Fair Value Measurement - Schedule of Key Assumptions Used in Valuation of Derivative Liabilities (Details) - Derivative Liabilities	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Exit period	Dec. 31, 2019	Jun. 30, 2018	Jun. 30, 2018
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Exit period	Dec. 31, 2020	Jun. 30, 2019	Jun. 30, 2019
Probability for Conversion
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	1.00	1.00	0.80
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	0.77	0.54	0.40